RELATED-PARTY TRANSACTIONS - Narrative (Details) - USD ($) shares in Thousands				1 Months Ended	12 Months Ended
	Jul. 21, 2021	Jun. 21, 2021	Oct. 30, 2020	Jul. 31, 2012	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenues recognized from related parties					$ 0	$ 0
Charitable contribution paid					$ 2,500,000
Common stock, shares outstanding		125,753
MGM | Marketing Agreement
Related Party Transaction [Line Items]
Related parties liabilities						$ 20,000,000
MGM | MGM
Related Party Transaction [Line Items]
Common stock, shares outstanding					16,600	14,600
MGM | MGM | Marketing Agreement
Related Party Transaction [Line Items]
Initial term				1 year
Renewal term				2 years
Automatic nonperformance renewal term				1 year
Automatic renewal term				1 year
Shares issued (shares)				19,200
Percent of common stock issued	10.00%
Related parties liabilities			$ 20,000,000
Payment term			2 years
Reinvestment			$ 20,000,000
Agreed private placement			50,000,000
Equity contribution in settlement of liability		$ 20,000,000
MGM | MGM | MGM Amendment
Related Party Transaction [Line Items]
Related parties liabilities			$ 20,000,000		$ 0
Payment term			2 years
Reinvestment			$ 20,000,000
Profit share expense					$ 0	$ 300,000	$ 0